UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Amy S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	July 27, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		$377,879

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp.                   COM              005125109     6699   245835 SH       SOLE                    40315            205520
Advent Software                COM              007974108     4015    62250 SH       SOLE                     7475             54775
Agilent Technologies           COM              00846u101      646     8764 SH       SOLE                     1743              7021
Biogen                         COM              090597105     4561    70717 SH       SOLE                    12533             58184
Cardinal Health Inc.           COM              14149Y108    11615   156956 SH       SOLE                    27749            129207
Catalina Marketing Corp.       COM              148867104     7185    70445 SH       SOLE                    11250             59195
Chevron Corp.                  COM              166751107      657     7750 SH       SOLE                     1650              6100
Cintas Corp.                   COM              172908105     5459   148797 SH       SOLE                    25485            123312
Cisco Systems                  COM              17275R102    15757   247890 SH       SOLE                    47905            199985
Citrix Systems Inc.            COM              177376100     3856   203594 SH       SOLE                    34340            169254
Commerce Bancorp               COM              200519106     2823    61375 SH       SOLE                     7050             54325
Comverse Technologies          COM              205862402    18155   195212 SH       SOLE                    39387            155825
Concord EFS                    COM              206197105     8172   314309 SH       SOLE                    53039            261270
DEVRY Inc.                     COM              251893103     8875   335680 SH       SOLE                    61255            274425
Diamond Tech.                  COM              252762109     5573    63325 SH       SOLE                    11300             52025
Ecolab, Inc.                   COM              278865100      852    21818 SH       SOLE                     3310             18508
Electronic Arts Inc.           COM              285512109     8597   117864 SH       SOLE                    19600             98264
Expeditors Int'l of Washington COM              302130109    11886   250239 SH       SOLE                    42210            208029
FIserv Inc.                    COM              337738108    12750   294800 SH       SOLE                    55737            239063
Fastenal Co.                   COM              311900104     7244   143101 SH       SOLE                    24191            118910
Fifth Third Bancorp            COM              316773100     8461   133764 SH       SOLE                    25485            108279
Forest Labs Inc.               COM              345838106     2106    20850 SH       SOLE                     2625             18225
General Electric               COM              369604103     5788   109205 SH       SOLE                    29595             79610
Guidant Corp.                  COM              401698105     3903    78840 SH       SOLE                    12695             66145
Harley Davidson                COM              412822108    12829   333232 SH       SOLE                    68400            264832
Hewlett Packard                COM              428236103     2966    23749 SH       SOLE                     4985             18764
Home Depot Inc.                COM              437076102    12702   254362 SH       SOLE                    48637            205725
Intel Corp.                    COM              458140100    16486   123314 SH       SOLE                    24675             98639
Johnson & Johnson              COM              478160104     2610    25619 SH       SOLE                     6655             18964
Keane Inc.                     COM              486665102     2414   111638 SH       SOLE                    24800             86838
Kimberly Clark                 COM              494368103      831    14475 SH       SOLE                     4825              9650
Kohls Corp.                    COM              500255104    16463   295958 SH       SOLE                    63600            232358
Linear Technology Corp.        COM              535678106     9858   154175 SH       SOLE                    27540            126635
Marshall & Ilsley              COM              571834100     2127    51253 SH       SOLE                    12225             39028
Medimmune Inc.                 COM              584699102     6096    82380 SH       SOLE                    13750             68630
Merck & Co.                    COM              589331107     2874    37505 SH       SOLE                    10475             27030
Microsoft Corp.                COM              594918104     2634    32924 SH       SOLE                     9094             23830
Minimed Inc.                   COM              60365k108     5207    44130 SH       SOLE                     7270             36860
Omnicom Group Inc.             COM              681919106    10278   115405 SH       SOLE                    18746             96659
Patterson Dental Co.           COM              703412106    10920   214112 SH       SOLE                    38069            176043
Paychex, Inc                   COM              704326107    14463   344346 SH       SOLE                    68801            275545
Phillips Petroleum             COM              718507106     1409    27800 SH       SOLE                     9650             18150
Qualcomm Incorporated          COM              747525103     2927    48790 SH       SOLE                     9150             39640
SBC Communications             COM              78387G103      697    16121 SH       SOLE                     2323             13798
Sanmina Corp.                  COM              800907107     9504   111160 SH       SOLE                    17500             93660
Schlumberger                   COM              806857108     2326    31165 SH       SOLE                    10100             21065
Scholastic Corp.               COM              807066105     7272   118970 SH       SOLE                    16170            102800
Southwest Airlines             COM              844741108     7476   394764 SH       SOLE                    68545            326219
Starbucks                      COM              855244109     6137   160707 SH       SOLE                    33589            127118
SunGard Data Sys.              COM              867363103     9918   319936 SH       SOLE                    59429            260507
Tribune Co.                    COM              896047107     4051   115755 SH       SOLE                    22775             92980
United Health Group            COM              91324p102     4724    55090 SH       SOLE                     9625             45465
Valspar Corp.                  COM              920355104     5150   152585 SH       SOLE                    30521            122064
Wal Mart Stores                COM              931142103     1089    18905 SH       SOLE                     4880             14025
Walgreen Co.                   COM              931422109    11765   365512 SH       SOLE                    77950            287562
Wells Fargo Corp.              COM              949746101     2568    66276 SH       SOLE                    15400             50876
Zebra Technologies             COM              989207105     3474    78404 SH       SOLE                    15434             62970